STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangements [Abstract]
Other equity instruments activity
DSU and RSU Activity (Number of Units in Thousands)

	DSUs	Fair value	RSUs	Fair value
At January 1, 2018	725	$11.6	4,537	$37.7
Settled for cash	(143)	(1.9)	(3,089)	(34.6)
Forfeited	—	—	(731)	(7.9)
Granted	182	2.3	2,974	35.3
Credits for dividends	—	—	60	0.8
Change in value	—	(0.8)	—	4.7
At December 31, 2018	764	$11.2	3,751	$36.0
Settled for cash	(404)	(6.5)	(2,131)	(30.7)
Forfeited	—	—	(1,157)	(15.8)
Granted	116	1.9	2,600	35.3
Credits for dividends	—	—	47	0.8
Change in value	—	2.2	—	15.9
At December 31, 2019	476	$8.8	3,110	$41.5

Employee stock option activity

	2019		2018
	Shares	Average Price	Shares	Average Price
C$ options
At January 1	0.3	$13	0.3	$13
Exercised	(0.1)	16	—	10
At December 31	0.2	$10	0.3	$13
US$ options
At January 1	0.5	$37	0.7	$40
Forfeited	—	—	(0.1)	34
Cancelled/expired	(0.4)	39	(0.1)	49
At December 31	0.1	$32	0.5	$37

Stock options outstanding

	Outstanding				Exercisable
Range of exercise prices	Shares	Average price	Average life (years)	Intrinsic value[1] ($ millions)	Shares	Average price	Intrinsic value[1] ($ millions)
C$ options
$9 - $17	0.2	$10	2.6	$2	0.2	$10	$2
US$ options
$32 - $41	0.1	$32	0.1	$—	0.1	$32	$—
[1] Based on the closing market share price on December 31, 2019 of C$24.12 and US$18.59.

Stock options outstanding and exercisable

	Outstanding				Exercisable
Range of exercise prices	Shares	Average price	Average life (years)	Intrinsic value[1] ($ millions)	Shares	Average price	Intrinsic value[1] ($ millions)
C$ options
$9 - $17	0.2	$10	2.6	$2	0.2	$10	$2
US$ options
$32 - $41	0.1	$32	0.1	$—	0.1	$32	$—
[1] Based on the closing market share price on December 31, 2019 of C$24.12 and US$18.59.